Note 14 - Stock Warrants and Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants for Number of Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2012	4,106,016	$3.57
Issued	—	—
Exercised	(472,222)	(0.60)
Cancelled/expired	(235,749)	(40.32)
Outstanding at December 31, 2012	3,398,045	1.36
Issued	6,250,000	0.02
Exercised	—	—
Cancelled/expired	—	—
Outstanding at December 31, 2013	9,648,045	$0.49